Debt securities issued	12 Months Ended
Dec. 31, 2023
Debt Instruments Issued [Abstract]
Disclosure of Debt Securities Issued
19. Debt securities issued

					Carrying amount as of
Detail	Issuance date	Nominal Value	Maturity date	Annual Nominal Rate (1)	December 31, 2023	December 31, 2022
Class 8 Volkswagen Financial Services	September 30, 2020	—	March 30, 2023	Tasa UVA (class 8)	—	186,843
Class 10 Volkswagen Financial Services	October 12, 2023	10,000,000	October 12, 2024	BADLAR + 4.5% (class 10)	10,000,000	—
				Total Principal	10,000,000	186,843
				Interest / principal adjustments accrued	2,816,710	408,511

				Total	12,816,710	595,354

(1)
Definitions:
UVA: It is a unit of measure that is updated daily according to the Reference Stabilization Coefficient (CER), based on the consumer price index.
BADLAR (Buenos Aires Deposits of Large Amount Rate), is the interest rate for time deposits over 1 (one) million pesos, for 30 to 35 days.